Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks - 87.0%
Communication Services - 2.7%
Entertainment - 1.2%
Cinemark Holdings, Inc.	1,331,482	$13,567,802
Interactive Media & Services - 0.5%
Eventbrite, Inc. Class A [1]	808,840	5,904,532
Media - 1.0%
National CineMedia, Inc.	1,276,220	4,160,477
TechTarget, Inc. [1]	319,305	6,580,876
		10,741,353
Total Communication Services		30,213,687
Consumer Discretionary - 12.2%
Auto Components - 1.3%
Cooper-Standard Holdings, Inc. [1]	619,171	6,358,886
Fox Factory Holding Corp. [1,2]	208,192	8,744,064
		15,102,950
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. [1]	99,037	7,555,038
Hotels, Restaurants & Leisure - 0.8%
Chuy's Holdings, Inc. [1,2]	458,040	4,612,463
PlayAGS, Inc. [1]	1,654,707	4,384,973
		8,997,436
Internet & Direct Marketing Retail - 1.1%
Shutterstock, Inc. [2]	373,843	12,022,791
Leisure Products - 1.4%
Clarus Corp.	1,052,129	10,310,864
Malibu Boats, Inc. Class A [1]	208,749	6,009,884
		16,320,748
Specialty Retail - 2.4%
Sally Beauty Holdings, Inc. [1,2]	3,328,181	26,891,703
Textiles, Apparel & Luxury Goods - 4.5%
Carter's, Inc. [2]	238,494	15,676,211
Skechers U.S.A., Inc. Class A [1]	1,498,273	35,569,001
Wolverine World Wide, Inc. [2]	25,668	390,153
		51,635,365
Total Consumer Discretionary		138,526,031
Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. [1,2]	453,224	11,543,615
Total Consumer Staples		11,543,615
Energy - 0.7%
Energy Equipment & Services - 0.3%
NCS Multistage Holdings, Inc. [1,2]	1,357,807	868,997
	Shares	Value
RigNet, Inc. [1]	1,616,233	$2,909,219
		3,778,216
Oil, Gas & Consumable Fuels - 0.4%
Evolution Petroleum Corp.	1,460,711	3,812,456
Total Energy		7,590,672
Financials - 0.9%
Capital Markets - 0.9%
PennantPark Investment Corp.	1,556,645	4,031,711
WisdomTree Investments, Inc.	2,896,807	6,749,560
Total Financials		10,781,271
Health Care - 25.4%
Biotechnology - 10.9%
Albireo Pharma, Inc. [1]	432,833	7,085,476
Argenx SE ADR (Netherlands) [1]	73,977	9,744,990
CareDx, Inc. [1,2]	581,628	12,696,939
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0 [1,3,4]	17,318	37,753
DBV Technologies SA ADR (France) [1,2]	907,735	3,558,321
Deciphera Pharmaceuticals, Inc. [1]	176,873	7,281,861
Heron Therapeutics, Inc. [1,2]	603,165	7,081,157
Immunomedics, Inc. [1,2]	626,179	8,440,893
Kiniksa Pharmaceuticals Ltd. Class A [1,2]	405,422	6,275,933
Kodiak Sciences, Inc. [1,2]	176,491	8,418,621
NextCure, Inc. [1]	222,984	8,266,017
Orchard Therapeutics Plc ADR (United Kingdom) [1]	550,241	4,143,315
Precision BioSciences, Inc. [1,2]	261,797	1,578,636
SpringWorks Therapeutics, Inc. [1,2]	230,079	6,212,133
Talis Biomedical Corp. Acquisition Date: 10/6/17, Cost $4,000,000 [1,3,4]	146,220	179,851
TCR2 Therapeutics, Inc. [1,2]	546,715	4,231,574
Veracyte, Inc. [1,2]	650,203	15,806,435
Viela Bio, Inc. [1,2]	165,583	6,292,154
Viking Therapeutics, Inc. [1,2]	1,386,734	6,489,915
		123,821,974
Health Care Equipment & Supplies - 5.3%
Axogen, Inc. [1]	961,782	10,002,533
CryoLife, Inc. [1]	378,522	6,404,592
Endologix, Inc. [1,2]	146,581	101,273
Merit Medical Systems, Inc. [1]	718,567	22,455,219
Nevro Corp. [1]	74,382	7,436,712

Meridian Funds	1	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares	Value
Quidel Corp. [1,2]	144,529	$14,136,382
		60,536,711
Health Care Providers & Services - 3.9%
BioTelemetry, Inc. [1,2]	707,100	27,230,421
HealthEquity, Inc. [1]	119,854	6,063,414
MEDNAX, Inc. [1]	984,176	11,455,809
		44,749,644
Health Care Technology - 1.2%
Vocera Communications, Inc. [1,2]	626,956	13,316,545
Life Sciences Tools & Services - 2.1%
Accelerate Diagnostics, Inc. [1,2]	455,047	3,790,541
Pacific Biosciences of California, Inc. [1,2]	1,724,645	5,277,414
Syneos Health, Inc. [1,2]	389,837	15,367,375
		24,435,330
Pharmaceuticals - 2.0%
Arvinas, Inc. [1]	172,041	6,933,252
Liquidia Technologies, Inc. [1]	936,724	4,411,970
Revance Therapeutics, Inc. [1,2]	605,484	8,961,163
Xeris Pharmaceuticals, Inc. [1,2]	1,279,123	2,494,290
		22,800,675
Total Health Care		289,660,879
Industrials - 26.9%
Air Freight & Logistics - 2.1%
Echo Global Logistics, Inc. [1]	799,028	13,647,398
Forward Air Corp.	197,035	9,979,823
		23,627,221
Commercial Services & Supplies - 10.1%
ABM Industries, Inc.	776,743	18,921,459
Cimpress Plc (Ireland) [1,2]	181,658	9,664,206
Clean Harbors, Inc. [1]	497,418	25,537,440
Heritage-Crystal Clean, Inc. [1]	1,659,143	26,944,482
Hudson Technologies, Inc. [1,2]	2,357,585	1,626,026
Ritchie Bros. Auctioneers, Inc. (Canada)	661,965	22,625,964
SP Plus Corp. [1]	462,369	9,594,157
		114,913,734
Construction & Engineering - 0.4%
Construction Partners, Inc. Class A [1,2]	250,895	4,237,617
Machinery - 4.7%
Graham Corp.	444,748	5,737,249
John Bean Technologies Corp. [2]	262,068	19,463,791
Kennametal, Inc. [2]	412,778	7,685,926
Tennant Co.	351,653	20,378,291
		53,265,257
	Shares	Value
Marine - 2.9%
Kirby Corp. [1]	446,174	$19,395,184
Matson, Inc.	468,168	14,335,304
		33,730,488
Professional Services - 5.7%
Forrester Research, Inc. [1]	436,173	12,749,337
InnerWorkings, Inc. [1]	4,101,440	4,798,685
TriNet Group, Inc. [1]	827,875	31,177,773
TrueBlue, Inc. [1]	1,323,736	16,890,871
		65,616,666
Road & Rail - 1.0%
Heartland Express, Inc.	627,506	11,652,786
Total Industrials		307,043,769
Information Technology - 15.0%
Electronic Equipment & Instruments - 0.6%
CTS Corp.	282,842	7,039,937
Software - 14.4%
2U, Inc. [1,2]	769,596	16,330,827
Actua Corp.	1,117,791	111,779
American Software, Inc. Class A	435,963	6,195,034
Asure Software, Inc. [1,2]	754,674	4,497,857
Benefitfocus, Inc. [1,2]	1,720,074	15,325,860
Cerence, Inc. [1]	407,115	6,269,571
ChannelAdvisor Corp. [1]	632,085	4,588,937
Cornerstone OnDemand, Inc. [1]	239,878	7,616,127
Domo, Inc. Class B [1]	682,344	6,782,500
LogMeIn, Inc.	405,119	33,738,310
Mimecast Ltd. [1]	223,170	7,877,901
Model N, Inc. [1]	266,995	5,929,959
Ping Identity Holding Corp. [1,2]	254,412	5,093,328
Pluralsight, Inc. Class A [1,2]	1,389,833	15,260,366
QAD, Inc. Class A	248,782	9,933,865
Tufin Software Technologies, Ltd. (Israel) [1]	603,585	5,299,476
Upland Software, Inc. [1]	260,249	6,979,878
Workiva, Inc. [1]	66,541	2,151,271
Zuora, Inc. Class A [1]	542,916	4,370,474
		164,353,320
Total Information Technology		171,393,257
Materials - 1.7%
Containers & Packaging - 1.7%
Ranpak Holdings Corp. [1]	3,121,456	19,540,314
Total Materials		19,540,314

Meridian Funds	2	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares	Value
Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
Jernigan Capital, Inc. [2]	498,327	$5,461,664
Total Real Estate		5,461,664
Total Common Stocks - 87.0% (Cost $1,347,204,193)		991,755,159
Warrants - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Lyra Therapeutics, Inc., Strike Price $0.25, Expires 1/10/30 Acquisition Date: 1/10/20, Cost $0 [1,3,4]	772,976	77,298
Health Care Equipment & Supplies - 0.0%
Endologix, Inc., Strike Price $6.61, Expires 4/3/29 Acquisition Date: 4/1/19, Cost $4,638,865 [1,4]	701,795	477,852
Total Health Care		555,150
Materials - 0.1%
Containers & Packaging - 0.1%
Ranpak Holdings Corp., Strike Price $11.50, Expires 6/3/24 [1]	731,678	695,094
Total Materials		695,094
Total Warrants - 0.1% (Cost $5,563,817)		1,250,244
Preferred Stocks - 6.1%
Consumer Discretionary - 0.3%
Internet & Direct Marketing Retail - 0.3%
Evolve Vacation Rental Network, Inc. Acquisition Date: 6/15/18, Cost $3,999,999 [1,3,4]	470,013	3,252,490
Total Consumer Discretionary		3,252,490
Health Care - 4.2%
Biotechnology - 2.8%
4D Molecular Therapeutics, Inc. Acquisition Date: 8/27/18, Cost $3,999,999 [1,3,4]	229,095	3,757,158
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007 [1,3,4]	1,663,893	1,480,865
Forte Biosciences, Inc. Acquisition Date: 11/27/18, Cost $4,000,000 [1,4]	5,571,807	8,413,428
	Shares	Value
Inhibrx, Inc. Acquisition Date: 10/1/18, Cost $3,999,994 [1,3,4]	573,065	$3,719,192
Lyra Therapeutics, Inc. Series C Acquisition Date: 1/10/20, Cost $1,000,000 [1,3,4]	2,576,589	850,274
Lyra Therapeutics, Inc. Acquisition Date: 7/30/18, Cost $4,000,000 [1,3,4]	13,333,334	3,466,667
Metacrine, Inc. Acquisition Date: 6/5/18, Cost $2,785,002 [1,3,4]	1,313,680	2,351,487
NexImmune, Inc. (Series A Shares) Acquisition Date: 12/28/17, Cost $3,000,000 [1,3,4]	10,166,045	3,581,498
NexImmune, Inc. (Series A-2 Shares) Acquisition Date: 1/25/19, Cost $1,000,000 [1,3,4]	2,838,489	1,000,000
NexImmune, Inc. (Series A-3 Shares) Acquisition Date: 12/12/19, Cost $1,750,000 [1,3,4]	4,967,357	1,750,000
Precision BioSciences, Inc. Acquisition Date: 5/25/18-3/1/19, Cost $1,212,741 [1,4]	105,370	635,381
Talis Biomedical Corp. (Series C-1 Shares) Acquisition Date: 11/27/19, Cost $1,201,930 [1,3,4]	438,661	1,101,038
		32,106,988
Health Care Equipment & Supplies - 1.0%
Beta Bionics, Inc. Acquisition Date: 10/9/18, Cost $3,999,976 [1,3,4]	26,631	4,260,960
Pulmonx Corp. (Series G-1 Shares) Acquisition Date: 4/16/19, Cost $2,750,000 [1,3,4]	2,083,333	2,645,833
Sonendo, Inc. (Series E Shares) Acquisition Date: 12/10/19, Cost $4,999,995 [1,3,4]	454,545	4,999,995
		11,906,788

Meridian Funds	3	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares	Value
Pharmaceuticals - 0.4%
Oric Pharmaceuticals, Inc. (Series D Shares) Acquisition Date: 6/3/19, Cost $3,999,999 [1,3,4]	1,212,121	$4,024,241
Total Health Care		48,038,017
Information Technology - 1.6%
Communications Equipment - 0.5%
Starry, Inc. (Series C Shares) Acquisition Date: 5/14/18, Cost $3,780,000 [1,3,4]	4,099,783	4,468,764
Starry, Inc. (Series D Shares) Acquisition Date: 3/6/19, Cost $1,665,000 [1,3,4]	1,164,336	1,595,140
		6,063,904
Software - 1.1%
ACV Auctions, Inc. Series A Acquisition Date: 2/28/20, Cost $3,961,223 [1,3,4]	762,010	3,961,223
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $6,259,800 [1,4]	2,455,247	8,274,182
		12,235,405
Total Information Technology		18,299,309
Total Preferred Stocks - 6.1% (Cost $66,360,664)		69,589,816
	Shares/ Principal Amount
Short-Term Investments - 2.5%[5]
Money Market Funds - 0.4%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.33%	736,000	736,000
Federated Treasury Obligations Fund, Institutional Class, 0.37%	736,000	736,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.34%	636,000	636,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.34%	657,000	657,000
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.43%	1,000,000	$1,000,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.32%	596,000	596,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.25%	513,000	513,000
Total Money Market Funds		4,874,000
Repurchase Agreements - 2.1%
Citigroup Global Markets, Inc., dated 3/31/20, due 4/1/20, 0.02% total to be received $6,311,496 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 2.00% - 11.00%, 4/15/20 - 1/1/59, totaling $6,437,722)	$6,311,492	6,311,492
HSBC Securities, Inc., dated 3/31/20, due 4/1/20, 0.01% total to be received $1,369,128 (collateralized by various U.S. Government Sponsored Agency, 3.00% - 3.50%, 11/20/49 - 2/20/50, totaling $1,396,511)	1,369,128	1,369,128
HSBC Securities, Inc., dated 3/31/20, due 4/1/20, 0.01% total to be received $4,942,365 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 8.00%, 2/1/30 - 3/1/56, totaling $5,041,211)	4,942,364	4,942,364

Meridian Funds	4	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares/ Principal Amount	Value
JP Morgan Securities LLC, dated 3/31/20, due 4/1/20, 0.01% total to be received $4,254,706 (collateralized by various U.S. Treasury Obligations, 2.88%, 11/30/23, totaling $4,339,799)	$4,254,705	$4,254,705
RBC Dominion Securities Inc., dated 3/31/20, due 4/1/20, 0.01% total to be received $6,311,494 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.13%, 7/15/20 - 2/20/50, totaling $6,437,722)	6,311,492	6,311,492
Total Repurchase Agreements		23,189,181
Total Short-Term Investments - 2.5% (Cost $28,063,181)		28,063,181
Total Investments - 95.7% (Cost $1,447,191,855)		1,090,658,400
Cash and Other Assets, Less Liabilities - 4.3%		49,078,454
Net Assets - 100.0%		$1,139,736,854
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2020. Total value of such securities at period-end amounts to
$192,251,295 and represents 16.87% of net assets. Securities loaned with a value of $383,389 are pending settlement as of March 31, 2020.
[3]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $70,362,570 and represents 6.17% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	5	www.meridianfund.com